Share-Based Compensation (Details) - Restricted Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years	2 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years